TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Derivative assets	$ 2,041,405	$ 1,162,909
Forward contracts
Disclosure of financial assets [line items]
Derivative assets	1,232,078	852,208
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	928,797	788,768
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	298,863	62,341
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets	104
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	4,314	1,099
Swap
Disclosure of financial assets [line items]
Derivative assets	682,275	248,029
Currency swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	157,747	39,589
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	524,528	208,440
Futures Contracts
Disclosure of financial assets [line items]
Derivative assets		481
Futures contracts, Index to buy
Disclosure of financial assets [line items]
Derivative assets		481
Options Contracts
Disclosure of financial assets [line items]
Derivative assets	127,052	62,191
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	108,334	61,550
Options Contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	$ 18,718	$ 641